UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

February 29, 2016

FEG-QTLY-0416
1.797938.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 2.1%
Delphi Automotive PLC	564,000	$37,608
Visteon Corp.	350,600	24,514
		62,122
Diversified Consumer Services - 2.5%
H&R Block, Inc.	1,266,000	41,626
Service Corp. International	515,500	12,125
ServiceMaster Global Holdings, Inc. (a)	457,000	17,334
		71,085
Hotels, Restaurants & Leisure - 5.7%
Domino's Pizza, Inc.	269,000	35,788
Jack in the Box, Inc.	473,000	32,519
Las Vegas Sands Corp.	747,000	36,065
Wyndham Worldwide Corp.	855,000	62,278
		166,650
Household Durables - 0.7%
Harman International Industries, Inc.	52,575	4,031
Jarden Corp. (a)	313,500	16,578
		20,609
Internet & Catalog Retail - 1.2%
Liberty Interactive Corp. QVC Group Series A (a)	647,000	16,421
TripAdvisor, Inc. (a)	277,000	17,340
		33,761
Media - 0.9%
Starz Series A (a)	792,000	19,950
Time Warner Cable, Inc.	33,000	6,298
		26,248
Multiline Retail - 0.8%
Macy's, Inc.	560,000	24,198
Specialty Retail - 6.8%
AutoZone, Inc. (a)	93,000	72,035
GNC Holdings, Inc.	189,000	5,383
L Brands, Inc.	507,000	42,989
O'Reilly Automotive, Inc. (a)	292,000	76,009
		196,416
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc.	1,470,000	41,880
VF Corp.	530,000	34,508
		76,388

TOTAL CONSUMER DISCRETIONARY		677,477

CONSUMER STAPLES - 7.5%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,988
Dr. Pepper Snapple Group, Inc.	278,900	25,528
Monster Beverage Corp.	150,000	18,825
		50,341
Food & Staples Retailing - 1.9%
Kroger Co.	1,350,000	53,879
Food Products - 1.7%
Amplify Snack Brands, Inc. (b)	116,852	1,202
Campbell Soup Co.	102,000	6,299
The Hershey Co.	452,408	41,119
		48,620
Personal Products - 1.2%
Coty, Inc. Class A (b)	731,275	20,827
Estee Lauder Companies, Inc. Class A	167,000	15,252
		36,079
Tobacco - 1.0%
Reynolds American, Inc.	587,618	29,634

TOTAL CONSUMER STAPLES		218,553

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Tesoro Corp.	295,000	23,801
FINANCIALS - 11.3%
Banks - 0.7%
Investors Bancorp, Inc.	1,702,000	19,267
Capital Markets - 0.3%
Ameriprise Financial, Inc.	95,000	7,975
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	52,000	10,248
OneMain Holdings, Inc. (a)	465,000	10,495
		20,743
Diversified Financial Services - 4.8%
Broadcom Ltd.	474,000	63,502
McGraw Hill Financial, Inc.	506,000	45,408
Moody's Corp.	365,000	32,412
		141,322
Insurance - 3.2%
AmTrust Financial Services, Inc.	859,000	21,003
Aon PLC	455,000	43,357
Arch Capital Group Ltd. (a)	188,000	12,773
Progressive Corp.	500,000	15,960
		93,093
Real Estate Investment Trusts - 1.0%
Extra Space Storage, Inc.	351,000	28,835
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	720,000	18,295

TOTAL FINANCIALS		329,530

HEALTH CARE - 15.3%
Biotechnology - 0.2%
United Therapeutics Corp. (a)	49,200	5,999
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	438,659	7,448
Edwards Lifesciences Corp. (a)	214,100	18,627
ResMed, Inc.	53,901	3,068
St. Jude Medical, Inc.	410,000	22,013
Zimmer Biomet Holdings, Inc.	32,000	3,098
		54,254
Health Care Providers & Services - 9.8%
Aetna, Inc.	359,000	38,998
AmerisourceBergen Corp.	645,000	55,870
Cardinal Health, Inc.	298,000	24,347
Cigna Corp.	163,200	22,784
DaVita HealthCare Partners, Inc. (a)	341,000	22,496
HCA Holdings, Inc. (a)	319,000	22,078
Henry Schein, Inc. (a)	94,000	15,552
MEDNAX, Inc. (a)	764,975	51,284
Universal Health Services, Inc. Class B	275,000	30,352
		283,761
Life Sciences Tools & Services - 0.7%
Mettler-Toledo International, Inc. (a)	67,100	21,130
Pharmaceuticals - 2.7%
Endo Health Solutions, Inc. (a)	498,000	20,821
Jazz Pharmaceuticals PLC (a)	212,000	25,775
Mylan N.V.	733,800	33,072
		79,668

TOTAL HEALTH CARE		444,812

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	263,000	34,469
TransDigm Group, Inc. (a)	235,000	50,191
		84,660
Airlines - 3.5%
Alaska Air Group, Inc.	540,000	39,906
JetBlue Airways Corp. (a)	490,000	10,780
Southwest Airlines Co.	911,000	38,216
United Continental Holdings, Inc. (a)	219,000	12,540
		101,442
Commercial Services & Supplies - 1.3%
Deluxe Corp.	350,000	20,094
KAR Auction Services, Inc.	490,000	17,351
		37,445
Electrical Equipment - 0.8%
AMETEK, Inc.	480,000	22,277
Industrial Conglomerates - 1.1%
Roper Technologies, Inc.	194,000	32,578
Machinery - 2.3%
IDEX Corp.	249,000	18,715
Toro Co.	216,000	17,215
Wabtec Corp.	440,000	31,064
		66,994
Professional Services - 3.0%
Equifax, Inc.	596,000	62,508
Verisk Analytics, Inc. (a)	329,000	23,964
		86,472
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc. (b)	73,023	15,839

TOTAL INDUSTRIALS		447,707

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	283,000	27,216
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	522,300	27,718
Internet Software & Services - 1.5%
VeriSign, Inc. (a)(b)	523,720	44,249
IT Services - 8.8%
Amdocs Ltd.	390,000	22,136
Broadridge Financial Solutions, Inc.	560,000	31,433
CoreLogic, Inc. (a)	141,100	4,881
Fidelity National Information Services, Inc.	100,200	5,837
Fiserv, Inc. (a)	510,600	48,829
FleetCor Technologies, Inc. (a)	133,800	17,085
Genpact Ltd. (a)	360,000	9,515
Global Payments, Inc.	767,000	46,749
Square, Inc. (a)(b)	120,200	1,255
Total System Services, Inc.	1,525,000	66,460
		254,180
Semiconductors & Semiconductor Equipment - 2.4%
Cree, Inc. (a)(b)	140,000	4,444
Linear Technology Corp.	67,195	2,931
NXP Semiconductors NV (a)	362,000	25,789
Skyworks Solutions, Inc.	565,000	37,544
		70,708
Software - 6.4%
Adobe Systems, Inc. (a)	121,000	10,303
Check Point Software Technologies Ltd. (a)	389,000	32,314
Electronic Arts, Inc. (a)	1,101,000	70,728
Intuit, Inc.	740,000	71,514
		184,859
Technology Hardware, Storage & Peripherals - 0.6%
SanDisk Corp.	252,000	18,210

TOTAL INFORMATION TECHNOLOGY		627,140

MATERIALS - 3.8%
Chemicals - 3.0%
Celanese Corp. Class A	260,000	15,688
Eastman Chemical Co.	268,000	17,192
Sherwin-Williams Co.	141,500	38,276
The Scotts Miracle-Gro Co. Class A	230,307	15,896
		87,052
Containers & Packaging - 0.8%
Ball Corp.	340,000	22,518

TOTAL MATERIALS		109,570

TOTAL COMMON STOCKS
(Cost $2,608,217)		2,878,590

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.40% (c)	32,758,605	32,759
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	72,084,500	72,085
TOTAL MONEY MARKET FUNDS
(Cost $104,844)		104,844
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $2,713,061)		2,983,434
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(76,485)
NET ASSETS - 100%		$2,906,949

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$20
Fidelity Securities Lending Cash Central Fund	533
Total	$553

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $2,713,105,000. Net unrealized appreciation aggregated $270,329,000, of which $448,232,000 related to appreciated investment securities and $177,903,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

February 29, 2016

GCF-QTLY-0416
1.797941.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.1%
Johnson Controls, Inc.	667,800	$24,348
Automobiles - 0.5%
Tesla Motors, Inc. (a)	936,800	179,800
Hotels, Restaurants & Leisure - 5.0%
Buffalo Wild Wings, Inc. (a)	845,900	134,202
China Lodging Group Ltd. ADR	329,700	9,232
Chipotle Mexican Grill, Inc. (a)	232,400	118,329
Chuy's Holdings, Inc. (a)(b)(c)	1,302,942	41,746
Dave & Buster's Entertainment, Inc. (a)	219,800	8,113
Del Taco Restaurants, Inc. (a)(b)	1,592,100	17,242
Domino's Pizza, Inc.	316,400	42,094
Dunkin' Brands Group, Inc. (b)	1,801,040	83,892
Fiesta Restaurant Group, Inc. (a)	577,300	19,120
Homeinns Hotel Group ADR (a)(c)	2,525,322	88,007
Hyatt Hotels Corp. Class A (a)(b)	330,440	15,250
Las Vegas Sands Corp.	746,300	36,031
McDonald's Corp.	4,154,700	486,889
Panera Bread Co. Class A (a)	283,200	58,679
Papa John's International, Inc.	1,010,600	58,766
Starbucks Corp.	6,360,800	370,262
Starwood Hotels & Resorts Worldwide, Inc.	1,186,100	81,971
Wingstop, Inc. (b)	132,500	3,156
Yum! Brands, Inc.	1,310,800	94,994
		1,767,975
Household Durables - 0.0%
Jarden Corp. (a)	62,100	3,284
Internet & Catalog Retail - 5.7%
Amazon.com, Inc. (a)	2,336,001	1,290,687
Ctrip.com International Ltd. sponsored ADR (a)	1,517,700	62,104
Etsy, Inc.	244,800	1,944
Expedia, Inc.	1,205,300	125,484
Groupon, Inc. Class A (a)(b)	3,248,400	15,527
JD.com, Inc. sponsored ADR (a)	241,300	6,204
Netflix, Inc. (a)	1,475,800	137,854
Priceline Group, Inc. (a)	162,368	205,430
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	212,300	7,874
The Honest Co., Inc. (a)(d)	39,835	2,073
TripAdvisor, Inc. (a)	139,500	8,733
Vipshop Holdings Ltd. ADR (a)	7,924,200	88,038
Wayfair LLC Class A (a)(b)	1,645,338	64,119
		2,016,071
Leisure Products - 0.0%
NJOY, Inc. (a)(d)	17,666,072	2,261
Media - 1.5%
Comcast Corp. Class A	5,718,400	330,123
Lions Gate Entertainment Corp.	255,192	5,385
The Walt Disney Co.	1,933,400	184,678
Twenty-First Century Fox, Inc. Class A	779,800	21,070
		541,256
Multiline Retail - 0.3%
Dollar General Corp.	278,300	20,664
Dollar Tree, Inc. (a)	670,000	53,768
Target Corp.	370,589	29,073
		103,505
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	155,800	4,526
AutoNation, Inc. (a)	535,800	27,578
CarMax, Inc. (a)(b)	1,409,721	65,214
DavidsTea, Inc. (b)	1,082,700	11,314
Five Below, Inc. (a)(b)	1,171,716	44,935
Home Depot, Inc.	3,218,300	399,455
L Brands, Inc.	1,027,400	87,113
Restoration Hardware Holdings, Inc. (a)(b)(c)	2,086,916	79,282
TJX Companies, Inc.	62,800	4,653
		724,070
Textiles, Apparel & Luxury Goods - 5.4%
adidas AG	2,553,500	272,149
Columbia Sportswear Co.	1,772,400	105,493
Kate Spade & Co. (a)(c)	7,659,515	151,812
lululemon athletica, Inc. (a)(b)(c)	9,292,351	582,909
NIKE, Inc. Class B	4,938,800	304,181
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,995,140	329,040
Tory Burch LLC (d)(e)	324,840	19,628
Tory Burch LLC Class A unit (d)(e)	950,844	53,494
Under Armour, Inc. Class A (sub. vtg.) (a)	665,800	55,721
VF Corp.	678,300	44,164
		1,918,591

TOTAL CONSUMER DISCRETIONARY		7,281,161

CONSUMER STAPLES - 10.0%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	170,900	24,170
Dr. Pepper Snapple Group, Inc.	378,600	34,653
Monster Beverage Corp.	3,701,506	464,539
PepsiCo, Inc.	2,048,340	200,369
The Coca-Cola Co.	8,465,400	365,113
		1,088,844
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,354,600	203,231
CVS Health Corp.	1,793,700	174,294
Drogasil SA	2,790,473	31,973
Kroger Co.	2,329,050	92,952
Sprouts Farmers Market LLC (a)(b)	1,484,300	42,273
Walgreens Boots Alliance, Inc.	917,900	72,459
Whole Foods Market, Inc.	1,386,200	43,402
		660,584
Food Products - 2.6%
Amplify Snack Brands, Inc.	583,600	6,005
Associated British Foods PLC	1,047,000	49,635
Campbell Soup Co.	174,700	10,788
General Mills, Inc.	574,800	33,827
Kellogg Co.	568,000	42,043
Keurig Green Mountain, Inc.	5,435,953	499,782
Mead Johnson Nutrition Co. Class A	1,571,700	115,929
Mondelez International, Inc.	890,500	36,092
The Hain Celestial Group, Inc. (a)	372,200	13,760
The Hershey Co.	354,800	32,248
The Kraft Heinz Co.	452,200	34,828
Tyson Foods, Inc. Class A	451,400	29,228
WhiteWave Foods Co. (a)	608,200	23,550
		927,715
Household Products - 0.5%
Church & Dwight Co., Inc.	509,000	46,197
Colgate-Palmolive Co.	1,450,400	95,204
Kimberly-Clark Corp.	376,500	49,058
		190,459
Personal Products - 0.6%
Herbalife Ltd. (a)	3,915,710	214,385
Tobacco - 1.4%
Altria Group, Inc.	3,676,780	226,379
Japan Tobacco, Inc.	480,800	19,119
Philip Morris International, Inc.	2,126,580	193,583
Reynolds American, Inc.	882,726	44,516
		483,597

TOTAL CONSUMER STAPLES		3,565,584

ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Baker Hughes, Inc.	376,700	16,149
Oil, Gas & Consumable Fuels - 0.9%
Cabot Oil & Gas Corp.	1,237,900	24,919
Concho Resources, Inc. (a)	438,300	39,552
EOG Resources, Inc.	1,110,200	71,874
Hess Corp.	211,100	9,204
Noble Energy, Inc.	1,280,211	37,766
PDC Energy, Inc. (a)	357,200	17,899
Pioneer Natural Resources Co.	669,207	80,660
Valero Energy Corp.	452,400	27,180
		309,054

TOTAL ENERGY		325,203

FINANCIALS - 2.8%
Banks - 1.1%
Citigroup, Inc.	661,680	25,706
HDFC Bank Ltd. sponsored ADR	1,754,176	92,656
JPMorgan Chase & Co.	1,597,800	89,956
PrivateBancorp, Inc.	3,020,426	103,782
Signature Bank (a)	356,585	46,196
Wells Fargo & Co.	525,400	24,652
		382,948
Capital Markets - 1.2%
BlackRock, Inc. Class A	529,400	165,152
Charles Schwab Corp.	7,750,875	194,159
RPI International Holdings LP (d)	84,791	11,633
T. Rowe Price Group, Inc.	535,400	37,001
		407,945
Consumer Finance - 0.1%
American Express Co.	292,948	16,282
Discover Financial Services	258,844	12,016
OneMain Holdings, Inc. (a)	604,800	13,650
		41,948
Diversified Financial Services - 0.3%
BM&F BOVESPA SA	5,757,397	16,660
Broadcom Ltd.	779,502	104,430
		121,090
Real Estate Investment Trusts - 0.1%
American Tower Corp.	249,400	22,995

TOTAL FINANCIALS		976,926

HEALTH CARE - 17.7%
Biotechnology - 12.6%
AbbVie, Inc.	1,283,000	70,065
ACADIA Pharmaceuticals, Inc. (a)	3,416,850	58,975
ACADIA Pharmaceuticals, Inc. (a)(c)	2,929,105	50,556
Adaptimmune Therapeutics PLC sponsored ADR	736,300	5,294
Agios Pharmaceuticals, Inc. (a)(b)	1,519,429	58,270
Aimmune Therapeutics, Inc. (a)(b)	264,800	4,237
Alder Biopharmaceuticals, Inc. (a)(b)	513,200	9,746
Alexion Pharmaceuticals, Inc. (a)	2,294,560	323,074
Alkermes PLC (a)(c)	10,379,452	334,945
Alnylam Pharmaceuticals, Inc. (a)(c)	5,088,991	298,062
Amgen, Inc.	2,206,900	313,998
Array BioPharma, Inc. (a)(b)	2,212,970	5,555
aTyr Pharma, Inc. (a)(b)(c)	595,991	2,664
aTyr Pharma, Inc. (c)(f)	1,469,142	6,567
Avalanche Biotechnologies, Inc. (a)(b)	1,119,000	5,729
Baxalta, Inc.	752,200	28,975
BeiGene Ltd.	8,617,681	17,463
BeiGene Ltd. ADR	510,914	14,954
Biogen, Inc. (a)	509,000	132,045
bluebird bio, Inc. (a)(c)	2,549,120	117,820
Celgene Corp. (a)	1,632,988	164,654
Celldex Therapeutics, Inc. (a)(b)	4,300,023	29,240
Cellectis SA sponsored ADR (b)	652,166	15,528
Cepheid, Inc. (a)	1,291,955	38,345
Chimerix, Inc. (a)(b)(c)	2,982,907	13,751
Clovis Oncology, Inc. (a)(b)	342,100	6,370
Coherus BioSciences, Inc. (a)(b)	1,597,690	22,671
CytomX Therapeutics, Inc.	794,033	9,731
CytomX Therapeutics, Inc. (a)(b)	702,107	9,057
Dicerna Pharmaceuticals, Inc. (a)(c)	1,076,450	5,339
Editas Medicine, Inc.	815,866	23,619
Editas Medicine, Inc.	547,716	14,271
Exelixis, Inc. (a)(b)(c)	15,062,478	54,827
Fate Therapeutics, Inc. (a)(c)	1,800,706	3,169
Five Prime Therapeutics, Inc. (a)	714,405	23,268
Galapagos Genomics NV sponsored ADR (b)	1,183,900	48,575
Genocea Biosciences, Inc. (a)	605,100	2,372
Gilead Sciences, Inc.	4,943,295	431,302
Global Blood Therapeutics, Inc. (a)	147,405	2,201
Heron Therapeutics, Inc. (a)(b)	986,991	15,673
Immunomedics, Inc. (a)(b)	654,650	1,480
Intercept Pharmaceuticals, Inc. (a)	144,017	16,041
Intrexon Corp. (a)(b)	636,975	19,714
Ionis Pharmaceuticals, Inc. (a)(c)	8,387,518	289,873
Ironwood Pharmaceuticals, Inc. Class A (a)	5,854,220	56,493
Juno Therapeutics, Inc. (a)(b)	988,600	34,769
Juno Therapeutics, Inc. (f)	1,694,139	59,583
Kite Pharma, Inc. (a)(b)	164,100	7,339
Lexicon Pharmaceuticals, Inc. (a)(b)(c)	5,883,266	54,950
Merrimack Pharmaceuticals, Inc. (a)(b)(c)	8,041,221	46,559
Momenta Pharmaceuticals, Inc. (a)(c)	5,640,757	47,411
ProNai Therapeutics, Inc. (a)	283,500	1,670
Prothena Corp. PLC (a)(c)	2,244,708	71,472
Regeneron Pharmaceuticals, Inc. (a)	1,571,418	603,456
Regulus Therapeutics, Inc. (a)(b)(c)	3,318,667	21,804
Rigel Pharmaceuticals, Inc. (a)(c)	7,734,727	17,558
Sage Therapeutics, Inc. (a)(b)(c)	1,903,173	55,953
Seattle Genetics, Inc. (a)(b)	5,158,436	155,733
Seres Therapeutics, Inc.	877,120	20,270
Seres Therapeutics, Inc.	572,827	13,238
Spark Therapeutics, Inc.	167,500	5,337
Transition Therapeutics, Inc. (a)(c)	2,809,134	2,584
Ultragenyx Pharmaceutical, Inc. (a)	900,100	54,897
Versartis, Inc. (a)(b)	740,494	4,865
Vertex Pharmaceuticals, Inc. (a)	383,367	32,774
		4,488,780
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	602,900	23,356
Align Technology, Inc. (a)	166,756	11,011
Baxter International, Inc.	710,400	28,068
Cutera, Inc. (a)	282,600	3,343
DexCom, Inc. (a)	487,100	31,691
Entellus Medical, Inc. (b)	557,400	8,924
Genmark Diagnostics, Inc. (a)	1,760,853	8,716
Insulet Corp. (a)	1,750,700	53,641
Intuitive Surgical, Inc. (a)	89,093	50,165
Novadaq Technologies, Inc. (a)	559,800	5,380
Novocure Ltd.	571,461	6,346
Novocure Ltd. (a)(b)	945,182	11,049
Penumbra, Inc. (a)(b)	298,900	13,935
Penumbra, Inc.	1,128,787	49,993
Presbia PLC (c)	1,234,351	6,085
St. Jude Medical, Inc.	443,400	23,806
Zeltiq Aesthetics, Inc. (a)(b)	448,200	10,322
		345,831
Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd. (a)	720,000	15,453
Cardinal Health, Inc.	860,100	70,270
Express Scripts Holding Co. (a)	526,803	37,076
Laboratory Corp. of America Holdings (a)	202,000	22,188
McKesson Corp.	914,800	142,361
UnitedHealth Group, Inc.	935,000	111,359
		398,707
Health Care Technology - 0.4%
athenahealth, Inc. (a)(b)	813,800	105,037
Castlight Health, Inc. Class B (a)(b)	2,600,394	8,633
Cerner Corp. (a)	404,000	20,628
		134,298
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	518,238	77,860
Pharmaceuticals - 2.4%
Adimab LLC unit (a)(d)(e)	3,162,765	60,567
Allergan PLC (a)	825,138	239,381
Bristol-Myers Squibb Co.	3,301,300	204,450
Catalent, Inc. (a)	533,700	12,953
Cempra, Inc. (a)(b)	265,648	4,471
Endocyte, Inc. (a)(b)	2,024,815	6,095
Intra-Cellular Therapies, Inc. (a)(b)(c)	2,402,933	67,570
Jazz Pharmaceuticals PLC (a)	498,000	60,547
Mylan N.V.	913,800	41,185
Sun Pharmaceutical Industries Ltd.	3,213,705	40,234
Teva Pharmaceutical Industries Ltd. sponsored ADR	726,700	40,405
The Medicines Company (a)	1,854,400	59,638
Valeant Pharmaceuticals International, Inc. (Canada) (a)	420,361	27,660
		865,156

TOTAL HEALTH CARE		6,310,632

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	2,249,900	228,027
Lockheed Martin Corp.	655,600	141,472
Space Exploration Technologies Corp. Class A (a)(d)	356,922	34,414
The Boeing Co.	882,600	104,306
		508,219
Air Freight & Logistics - 0.4%
FedEx Corp.	121,700	16,658
United Parcel Service, Inc. Class B	1,284,500	124,018
		140,676
Airlines - 3.7%
Allegiant Travel Co.	477,900	78,318
American Airlines Group, Inc.	1,007,400	41,303
Azul-Linhas Aereas Brasileiras warrants (a)(d)	1,017,079	0
Delta Air Lines, Inc.	2,413,100	116,408
InterGlobe Aviation Ltd. (a)	632,349	7,531
JetBlue Airways Corp. (a)	11,239,023	247,259
Ryanair Holdings PLC sponsored ADR	616,452	51,270
Southwest Airlines Co.	5,815,915	243,978
Spirit Airlines, Inc. (a)	2,456,629	117,304
United Continental Holdings, Inc. (a)	5,342,000	305,883
Virgin America, Inc. (a)(b)	471,700	14,712
Wheels Up Partners Holdings LLC Series B unit (d)(e)	6,703,518	19,040
Wizz Air Holdings PLC (c)	3,257,896	82,936
		1,325,942
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	1,162,127	43,092
Construction & Engineering - 0.0%
Fluor Corp.	176,800	8,140
Electrical Equipment - 0.4%
AMETEK, Inc.	84,300	3,912
Eaton Corp. PLC	558,600	31,678
Emerson Electric Co.	454,300	22,183
Rockwell Automation, Inc.	521,600	54,293
SolarCity Corp. (a)(b)	405,200	7,468
		119,534
Industrial Conglomerates - 1.0%
3M Co.	1,248,400	195,837
Danaher Corp.	1,626,000	145,153
		340,990
Machinery - 0.3%
Caterpillar, Inc.	206,900	14,007
Deere & Co.	575,300	46,128
Illinois Tool Works, Inc.	395,100	37,238
ITT Corp.	117,300	4,136
Xylem, Inc.	337,800	12,637
		114,146
Road & Rail - 0.5%
Union Pacific Corp.	2,385,600	188,128

TOTAL INDUSTRIALS		2,788,867

INFORMATION TECHNOLOGY - 36.0%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)(b)	75,200	5,154
Cisco Systems, Inc.	734,200	19,221
Infinera Corp. (a)(c)	12,875,584	202,018
Palo Alto Networks, Inc. (a)	48,000	6,950
		233,343
Electronic Equipment & Components - 0.2%
Fitbit, Inc. (b)	1,304,600	15,955
TE Connectivity Ltd.	217,500	12,380
Trimble Navigation Ltd. (a)	964,800	22,441
VeriFone Systems, Inc. (a)	1,132,000	27,043
		77,819
Internet Software & Services - 11.4%
Actua Corp. (a)(c)	3,519,405	28,613
Akamai Technologies, Inc. (a)	1,262,300	68,126
Alibaba Group Holding Ltd. sponsored ADR (a)	1,017,100	69,987
Alphabet, Inc.:
Class A	2,049,578	1,469,998
Class C	1,259,103	878,564
Baidu.com, Inc. sponsored ADR (a)	24,964	4,329
Criteo SA sponsored ADR (a)(b)	328,283	12,179
Demandware, Inc. (a)(b)	692,473	24,022
Dropbox, Inc. (a)(d)	1,105,082	10,653
eBay, Inc. (a)	1,724,000	41,031
Facebook, Inc. Class A (a)	10,921,591	1,167,737
GoDaddy, Inc. (a)	178,900	5,609
Hortonworks, Inc. (a)(b)	1,522,900	17,589
LinkedIn Corp. Class A (a)	166,900	19,559
Marketo, Inc. (a)(c)	2,197,300	37,068
MercadoLibre, Inc. (b)	96,400	9,810
Mimecast Ltd. (a)	188,600	1,765
NAVER Corp.	9,827	4,535
New Relic, Inc. (a)(b)	586,879	15,623
Rackspace Hosting, Inc. (a)	2,202,500	47,420
Shopify, Inc. Class A (b)	2,010,929	45,005
Tencent Holdings Ltd.	872,100	15,957
Twitter, Inc. (a)	3,078,490	55,782
Wix.com Ltd. (a)	1,094,800	21,053
		4,072,014
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	1,181,932	67,346
IBM Corp.	379,200	49,687
MasterCard, Inc. Class A	3,491,100	303,446
PayPal Holdings, Inc. (a)	2,033,800	77,569
Visa, Inc. Class A	6,443,605	466,453
		964,501
Semiconductors & Semiconductor Equipment - 6.1%
Applied Micro Circuits Corp. (a)(c)	6,621,789	38,274
ASML Holding NV	196,993	17,930
Cavium, Inc. (a)	2,658,560	158,158
Cirrus Logic, Inc. (a)	1,431,069	50,417
Cree, Inc. (a)(b)(c)	6,586,471	209,055
Cypress Semiconductor Corp. (b)	2,835,640	22,628
Integrated Device Technology, Inc. (a)	692,800	13,454
Intel Corp.	432,300	12,792
KLA-Tencor Corp.	309,400	20,959
Mellanox Technologies Ltd. (a)	918,989	46,694
Micron Technology, Inc. (a)	360,700	3,834
NVIDIA Corp. (c)	37,333,165	1,170,768
Qorvo, Inc. (a)	139,900	6,307
Rambus, Inc. (a)	4,881,700	63,609
Silicon Laboratories, Inc. (a)(c)	3,391,380	139,894
Skyworks Solutions, Inc.	316,431	21,027
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,647,400	38,796
Texas Instruments, Inc.	2,403,800	127,449
Xilinx, Inc.	293,500	13,859
		2,175,904
Software - 9.5%
Activision Blizzard, Inc.	6,131,332	194,179
Adobe Systems, Inc. (a)	1,731,536	147,440
Appirio, Inc. (a)(d)	389,363	1,351
Atlassian Corp. PLC	159,700	3,796
Autodesk, Inc. (a)	640,200	33,124
CyberArk Software Ltd. (a)(b)	1,317,400	49,363
Electronic Arts, Inc. (a)	850,252	54,620
HubSpot, Inc. (a)(b)	1,604,000	66,823
Imperva, Inc. (a)	815,600	35,780
Intuit, Inc.	494,000	47,740
Microsoft Corp.	9,876,917	502,538
Oracle Corp.	3,252,100	119,612
Paylocity Holding Corp. (a)(b)	350,400	10,379
Proofpoint, Inc. (a)(b)	62,900	2,946
Qualys, Inc. (a)	94,300	2,355
Red Hat, Inc. (a)	5,494,186	359,045
Salesforce.com, Inc. (a)	22,970,739	1,556,268
ServiceNow, Inc. (a)	1,785,000	98,157
Splunk, Inc. (a)	1,121,700	48,906
Zendesk, Inc. (a)(b)	1,610,700	29,476
		3,363,898
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	18,718,948	1,809,941
Nimble Storage, Inc. (a)	1,168,582	8,461
Pure Storage, Inc.:
Class A (a)(b)	2,433,600	34,995
Class B	1,477,839	20,189
Samsung Electronics Co. Ltd.	9,759	9,276
SanDisk Corp.	503,600	36,390
		1,919,252

TOTAL INFORMATION TECHNOLOGY		12,806,731

MATERIALS - 1.1%
Chemicals - 1.1%
Albemarle Corp. U.S.	785,100	44,138
CF Industries Holdings, Inc.	1,427,925	52,062
E.I. du Pont de Nemours & Co.	1,276,200	77,682
Monsanto Co.	1,385,471	124,679
Praxair, Inc.	244,800	24,918
The Dow Chemical Co.	801,900	38,980
The Mosaic Co.	338,500	9,021
		371,480
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	737,800	35,820
Verizon Communications, Inc.	2,428,100	123,178
		158,998
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,291,500	47,915

TOTAL TELECOMMUNICATION SERVICES		206,913

TOTAL COMMON STOCKS
(Cost $20,865,559)		34,633,497

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(d)	17,901,305	27,369
Series G, 8.00% (a)(d)	2,750,007	4,204
Series H (d)	823,979	1,260
		32,833
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(d)	92,950	4,837
Series D (d)	69,363	3,610
		8,447
Media - 0.0%
Turn, Inc. Series E (a)(d)	984,774	2,885
TOTAL CONSUMER DISCRETIONARY		44,165
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (d)	750,363	10,753
HEALTH CARE - 0.6%
Biotechnology - 0.4%
10X Genomics, Inc. Series C(d)	2,105,333	9,428
Immunocore Ltd. Series A (d)	67,323	9,200
Intarcia Therapeutics, Inc.:
Series CC (a)(d)	1,051,411	26,033
Series DD (a)(d)	1,543,687	38,222
Intellia Therapeutics, Inc. Series B (d)	604,556	3,174
Moderna LLC:
Series D, 8.00% (a)(d)	468,823	21,687
Series E (a)(d)	565,117	26,141
RaNA Therapeutics LLC Series B (d)	4,408,601	2,504
		136,389
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	2,790,742	18,851
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (d)	589,863	1,283
Series B (d)	1,917,058	4,170
		5,453
Pharmaceuticals - 0.1%
Kolltan Pharmaceuticals, Inc. Series D (a)(d)	7,940,644	6,273
Stemcentrx, Inc. Series G (d)	2,065,715	29,626
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(d)	4,558,440	11,487
		47,386
TOTAL HEALTH CARE		208,079
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)	216,276	20,853
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (a)(d)	1,017,079	37,993
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(d)	2,990,903	25,213
Professional Services - 0.1%
YourPeople, Inc. Series C (d)	5,833,137	30,332
TOTAL INDUSTRIALS		114,391
INFORMATION TECHNOLOGY - 1.3%
Internet Software & Services - 0.8%
Jet.Com, Inc. Series B1 (d)	7,578,338	37,800
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	4,770,180	232,652
Series E, 8.00% (a)(d)	209,216	10,204
		280,656
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)	923,523	13,428
Nutanix, Inc. Series E (a)(d)	1,151,309	12,791
		26,219
Software - 0.4%
Appirio, Inc. Series E (a)(d)	2,725,544	9,458
Apptio, Inc. Series E, 8.00% (a)(d)	881,266	12,135
Cloudera, Inc. Series F (a)(d)	529,285	10,850
Cloudflare, Inc. Series D (a)(d)	1,429,726	6,334
Dataminr, Inc. Series D (d)	1,773,901	13,204
MongoDB, Inc. Series F, 8.00% (a)(d)	1,913,404	11,002
Snapchat, Inc. Series F (d)	1,985,264	60,987
Taboola.Com Ltd. Series E (a)(d)	1,337,420	9,803
		133,773
TOTAL INFORMATION TECHNOLOGY		440,648

TOTAL CONVERTIBLE PREFERRED STOCKS		818,036

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,048	0
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A(d)	464,607	2,950

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,950

TOTAL PREFERRED STOCKS
(Cost $799,310)		820,986

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.40% (g)	69,989,019	69,989
Fidelity Securities Lending Cash Central Fund, 0.44% (g)(h)	731,439,916	731,440
TOTAL MONEY MARKET FUNDS
(Cost $801,429)		801,429
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $22,466,298)		36,255,912
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(689,313)
NET ASSETS - 100%		$35,566,599

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,036,100,000 or 2.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,150,000 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16	$9,428
Adimab LLC unit	9/17/14 - 6/5/15	$47,869
Appirio, Inc.	2/12/15	$2,780
Appirio, Inc. Series E	2/12/15	$19,462
AppNexus, Inc. Series E	8/1/14	$18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$20,000
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Cloudera, Inc. Series F	2/5/14	$7,706
Cloudflare, Inc. Series D	11/5/14	$8,758
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc.	5/2/12	$10,000
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intellia Therapeutics, Inc. Series B	8/20/15	$3,174
Jet.Com, Inc. Series B1	11/24/15	$37,800
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$7,941
Moderna LLC Series D, 8.00%	11/6/13	$10,000
Moderna LLC Series E	12/18/14	$34,851
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
NJOY, Inc.	6/7/13 - 2/14/14	$19,365
Nutanix, Inc. Series E	8/26/14	$15,424
RaNA Therapeutics LLC Series B	7/17/15	$4,761
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15	$9,997
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$60,987
Space Exploration Technologies Corp. Class A	10/16/15	$31,766
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Stemcentrx, Inc. Series G	8/14/15	$47,594
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$14,341
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC	12/31/12	$17,505
Tory Burch LLC Class A unit	5/14/15	$67,653
Turn, Inc. Series E	12/30/13	$8,213
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$19,040
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$95
Fidelity Securities Lending Cash Central Fund	2,174
Total	$2,269

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$218,826	$17,372	$744	$--	$50,556
Actua Corp.	41,096	--	296	--	28,613
Alkermes PLC	745,876	16,811	6,054	--	334,945
Alnylam Pharmaceuticals, Inc.	512,375	14,840	3,418	--	298,062
Applied Micro Circuits Corp.	46,056	2,045	298	--	38,274
aTyr Pharma, Inc.	5,110	--	44	--	2,664
aTyr Pharma, Inc.	12,502	--	--	--	6,567
bluebird bio, Inc.	205,014	14,395	1,146	--	117,820
Cavium, Inc.	191,120	--	10,930	--	--
Chimerix, Inc.	105,837	1,890	277	--	13,751
Chuy's Holdings, Inc.	45,305	--	1,812	--	41,746
Cree, Inc.	184,985	--	2,990	--	209,055
Dicerna Pharmaceuticals, Inc.	14,490	--	100	--	5,339
Eleven Biotherapeutics, Inc.	3,828	--	432	--	--
Exelixis, Inc.	83,646	2,355	599	--	54,827
Fate Therapeutics, Inc.	7,602	--	46	--	3,169
Homeinns Hotel Group ADR	78,489	--	646	--	88,007
Infinera Corp.	290,889	2,917	4,678	--	202,018
Intra-Cellular Therapies, Inc.	128,584	272	969	--	67,570
Ionis Pharmaceuticals, Inc.	509,728	4,950	3,822	--	289,873
Kate Spade & Co.	155,897	--	2,004	--	151,812
Lexicon Pharmaceuticals, Inc.	81,561	--	587	--	54,950
lululemon athletica, Inc.	453,130	1,679	12,005	--	582,909
Marketo, Inc.	67,012	--	469	--	37,068
Merrimack Pharmaceuticals, Inc.	75,878	214	474	--	46,559
Momenta Pharmaceuticals, Inc.	101,247	124	638	--	47,411
NVIDIA Corp.	1,195,282	12	11,473	4,293	1,170,768
Presbia PLC	5,504	1,356	48	--	6,085
Prothena Corp. PLC	145,362	9,633	1,058	--	71,472
Regulus Therapeutics, Inc.	33,318	234	218	--	21,804
Restoration Hardware Holdings, Inc.	185,808	2,701	1,242	--	79,282
Rigel Pharmaceuticals, Inc.	16,099	6,838	113	--	17,558
Sage Therapeutics, Inc.	78,768	12,722	723	--	55,953
Silicon Laboratories, Inc.	184,882	--	1,241	--	139,894
Transition Therapeutics, Inc.	5,321	--	40	--	2,584
Wizz Air Holdings PLC	77,780	9,201	601	--	82,936
Total	$6,294,207	$122,561	$72,235	$4,293	$4,421,901

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$7,325,326	$6,931,556	$272,149	$121,621
Consumer Staples	3,576,337	3,546,465	19,119	10,753
Energy	325,203	325,203	--	--
Financials	976,926	965,293	--	11,633
Health Care	6,521,661	6,152,261	97,804	271,596
Industrials	2,903,258	2,735,413	--	167,845
Information Technology	13,247,379	12,758,581	36,146	452,652
Materials	371,480	371,480	--	--
Telecommunication Services	206,913	206,913	--	--
Money Market Funds	801,429	801,429	--	--
Total Investments in Securities:	$36,255,912	$34,794,594	$425,218	$1,036,100

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Information Technology
Beginning Balance	$ 397,094
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	8,471
Cost of Purchases	47,087
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$452,652
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$ 8,471
Other Investments in Securities
Beginning Balance	$ 625,593
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(59,637)
Cost of Purchases	53,364
Proceeds of Sales	(35,872)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 583,448
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$ (59,637)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/29/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$1,036,100	Discounted cash flow	Discount rate	3.5% - 15.0% / 9.2%	Decrease
			Weighted Average Cost of Capital	12.2%	Decrease
			Growth rate	2.5%	Increase
		Entity valuation	Projected royalty	$3.00	Decrease
			Entity valuation	$140.20	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	6.0%	Decrease
			Transaction price	$0.00 - $140.00 / $44.73	Increase
			Adjusted transaction price	$6.76 - $31.12 / $30.05	Increase
			Put premium	38.0	Increase
		Market comparable	Discount rate	3.0% - 50.0% / 13.8%	Decrease
			P/E multiple	10.4	Increase
			EV/EBITDA multiple	9.0	Increase
			EV/Sales multiple	1.1 - 12.8 / 5.3	Increase
			Discount for lack of marketability	6.3% - 20.0% / 14.7%	Decrease
			Premium rate	10.0% - 2.6% / 1.2%	Increase
			Ownership interest	14.4% - 47.8% / 31.1%	Increase
			EV/GP multiple	4.2	Increase
			Liquidity preference	$8.34 - $14.90 / $14.33	Increase
		Proxy adjustment	Proxy movement	19.9% - 47.4% / 28.6%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $22,497,698,000. Net unrealized appreciation aggregated $13,758,214,000, of which $16,092,281,000 related to appreciated investment securities and $2,334,067,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

February 29, 2016

XS7-QTLY-0416
1.968012.102

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.1%
Johnson Controls, Inc.	200,022	$7,292,802
Automobiles - 0.5%
Tesla Motors, Inc. (a)	271,400	52,089,802
Hotels, Restaurants & Leisure - 5.1%
Buffalo Wild Wings, Inc. (a)	241,900	38,377,435
China Lodging Group Ltd. ADR	92,400	2,587,200
Chipotle Mexican Grill, Inc. (a)	67,000	34,113,720
Chuy's Holdings, Inc. (a)(b)	391,500	12,543,660
Dave & Buster's Entertainment, Inc. (a)	61,600	2,273,656
Del Taco Restaurants, Inc. (a)(b)	445,700	4,826,931
Domino's Pizza, Inc.	92,000	12,239,680
Dunkin' Brands Group, Inc.	521,000	24,268,180
Fiesta Restaurant Group, Inc. (a)	161,600	5,352,192
Homeinns Hotel Group ADR (a)	730,078	25,443,218
Hyatt Hotels Corp. Class A (a)(b)	98,000	4,522,700
Las Vegas Sands Corp.	221,600	10,698,848
McDonald's Corp.	1,186,000	138,987,340
Panera Bread Co. Class A (a)	83,700	17,342,640
Papa John's International, Inc.	294,900	17,148,435
Starbucks Corp.	1,831,500	106,611,615
Starwood Hotels & Resorts Worldwide, Inc.	348,600	24,091,746
Wingstop, Inc. (b)	36,500	869,430
Yum! Brands, Inc.	382,300	27,705,281
		510,003,907
Household Durables - 0.0%
Jarden Corp. (a)	17,400	920,112
Internet & Catalog Retail - 5.7%
Amazon.com, Inc. (a)	662,299	365,933,443
Ctrip.com International Ltd. sponsored ADR (a)	441,300	18,057,996
Etsy, Inc.	68,700	545,478
Expedia, Inc.	346,000	36,022,060
Groupon, Inc. Class A (a)	899,500	4,299,610
JD.com, Inc. sponsored ADR (a)	70,500	1,812,555
Netflix, Inc. (a)	423,800	39,587,158
Priceline Group, Inc. (a)	46,600	58,958,786
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	61,000	2,262,490
The Honest Co., Inc. (a)(c)	9,496	494,154
TripAdvisor, Inc. (a)	39,600	2,478,960
Vipshop Holdings Ltd. ADR (a)	2,296,700	25,516,337
Wayfair LLC Class A (a)(b)	462,600	18,027,522
		573,996,549
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	881,087	112,779
Media - 1.5%
Comcast Corp. Class A	1,632,200	94,226,906
Lions Gate Entertainment Corp.	107,300	2,264,030
The Walt Disney Co.	560,000	53,491,200
Twenty-First Century Fox, Inc. Class A	225,600	6,095,712
		156,077,848
Multiline Retail - 0.3%
Dollar General Corp.	79,900	5,932,575
Dollar Tree, Inc. (a)	194,000	15,568,500
Target Corp.	111,600	8,755,020
		30,256,095
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	43,700	1,269,485
AutoNation, Inc. (a)	154,100	7,931,527
CarMax, Inc. (a)(b)	406,348	18,797,658
DavidsTea, Inc. (b)	303,200	3,168,440
Five Below, Inc. (a)	340,200	13,046,670
Home Depot, Inc.	927,200	115,084,064
L Brands, Inc.	297,600	25,233,504
Restoration Hardware Holdings, Inc. (a)	582,827	22,141,598
TJX Companies, Inc.	17,700	1,311,570
		207,984,516
Textiles, Apparel & Luxury Goods - 5.4%
adidas AG	732,948	78,116,593
Columbia Sportswear Co.	512,800	30,521,856
Kate Spade & Co. (a)	2,218,834	43,977,290
lululemon athletica, Inc. (a)(b)	2,599,700	163,079,181
NIKE, Inc. Class B	1,423,800	87,691,842
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,859,300	94,128,156
Tory Burch LLC unit (c)(d)	248,840	13,999,738
Under Armour, Inc. Class A (sub. vtg.) (a)	198,000	16,570,620
VF Corp.	198,500	12,924,335
		541,009,611

TOTAL CONSUMER DISCRETIONARY		2,079,744,021

CONSUMER STAPLES - 10.3%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	52,900	7,481,647
Dr. Pepper Snapple Group, Inc.	111,300	10,187,289
Monster Beverage Corp.	1,058,000	132,779,000
PepsiCo, Inc.	590,900	57,801,838
The Coca-Cola Co.	2,435,100	105,025,863
		313,275,637
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	389,600	58,451,688
CVS Health Corp.	520,700	50,596,419
Drogasil SA	813,700	9,323,340
Kroger Co.	670,500	26,759,655
Sprouts Farmers Market LLC (a)	436,900	12,442,912
Walgreens Boots Alliance, Inc.	264,300	20,863,842
Whole Foods Market, Inc.	418,000	13,087,580
		191,525,436
Food Products - 2.7%
Amplify Snack Brands, Inc.	163,600	1,683,444
Associated British Foods PLC	312,200	14,800,281
Campbell Soup Co.	49,800	3,075,150
General Mills, Inc.	168,800	9,933,880
Kellogg Co.	166,400	12,316,928
Keurig Green Mountain, Inc.	1,553,496	142,828,422
Mead Johnson Nutrition Co. Class A	454,100	33,494,416
Mondelez International, Inc.	259,100	10,501,323
The Hain Celestial Group, Inc. (a)	113,700	4,203,489
The Hershey Co.	104,200	9,470,738
The Kraft Heinz Co.	132,500	10,205,150
Tyson Foods, Inc. Class A	132,200	8,559,950
WhiteWave Foods Co. (a)	173,000	6,698,560
		267,771,731
Household Products - 0.6%
Church & Dwight Co., Inc.	149,700	13,586,772
Colgate-Palmolive Co.	424,300	27,851,052
Kimberly-Clark Corp.	111,000	14,463,300
		55,901,124
Personal Products - 0.6%
Herbalife Ltd. (a)	1,123,400	61,506,150
Tobacco - 1.4%
Altria Group, Inc.	1,056,400	65,042,548
Japan Tobacco, Inc.	139,500	5,547,204
Philip Morris International, Inc.	613,000	55,801,390
Reynolds American, Inc.	261,082	13,166,365
		139,557,507

TOTAL CONSUMER STAPLES		1,029,537,585

ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Baker Hughes, Inc.	106,200	4,552,794
Oil, Gas & Consumable Fuels - 0.9%
Cabot Oil & Gas Corp.	366,100	7,369,593
Concho Resources, Inc. (a)	128,100	11,559,744
EOG Resources, Inc.	320,200	20,729,748
Hess Corp.	60,800	2,650,880
Noble Energy, Inc.	387,800	11,440,100
PDC Energy, Inc. (a)	103,938	5,208,333
Pioneer Natural Resources Co.	192,093	23,152,969
Valero Energy Corp.	132,800	7,978,624
		90,089,991

TOTAL ENERGY		94,642,785

FINANCIALS - 2.8%
Banks - 1.1%
Citigroup, Inc.	191,500	7,439,775
HDFC Bank Ltd. sponsored ADR	509,411	26,907,089
JPMorgan Chase & Co.	468,100	26,354,030
PrivateBancorp, Inc.	871,400	29,941,304
Signature Bank (a)	104,700	13,563,885
Wells Fargo & Co.	151,500	7,108,380
		111,314,463
Capital Markets - 1.2%
BlackRock, Inc. Class A	151,400	47,230,744
Charles Schwab Corp.	2,228,400	55,821,420
RPI International Holdings LP (c)	22,189	3,044,331
T. Rowe Price Group, Inc.	157,800	10,905,558
		117,002,053
Consumer Finance - 0.1%
American Express Co.	84,000	4,668,720
Discover Financial Services	75,658	3,512,044
OneMain Holdings, Inc. (a)	174,600	3,940,722
		12,121,486
Diversified Financial Services - 0.3%
BM&F BOVESPA SA	1,626,900	4,707,843
Broadcom Ltd.	226,736	30,375,822
		35,083,665
Real Estate Investment Trusts - 0.1%
American Tower Corp.	72,500	6,684,500

TOTAL FINANCIALS		282,206,167

HEALTH CARE - 17.4%
Biotechnology - 12.4%
AbbVie, Inc.	371,800	20,303,998
ACADIA Pharmaceuticals, Inc. (a)	933,572	16,113,453
Adaptimmune Therapeutics PLC sponsored ADR	207,000	1,488,330
Agios Pharmaceuticals, Inc. (a)(b)	414,539	15,897,571
Aimmune Therapeutics, Inc. (a)	74,300	1,188,800
Alder Biopharmaceuticals, Inc. (a)	143,700	2,728,863
Alexion Pharmaceuticals, Inc. (a)	663,900	93,477,120
Alkermes PLC (a)	2,835,600	91,504,812
Alnylam Pharmaceuticals, Inc. (a)	1,402,447	82,141,321
Amgen, Inc.	637,200	90,660,816
Array BioPharma, Inc. (a)	629,400	1,579,794
aTyr Pharma, Inc. (a)(b)	166,974	746,374
Avalanche Biotechnologies, Inc. (a)	301,900	1,545,728
Baxalta, Inc.	227,000	8,744,040
BeiGene Ltd.	2,226,828	4,512,410
BeiGene Ltd. ADR	145,677	4,263,966
Biogen, Inc. (a)	147,400	38,238,508
bluebird bio, Inc. (a)	710,881	32,856,920
Celgene Corp. (a)	467,100	47,097,693
Celldex Therapeutics, Inc. (a)	1,197,459	8,142,721
Cellectis SA sponsored ADR (b)	186,800	4,447,708
Cepheid, Inc. (a)	380,200	11,284,336
Chimerix, Inc. (a)	827,631	3,815,379
Clovis Oncology, Inc. (a)	99,500	1,852,690
Coherus BioSciences, Inc. (a)(b)	462,802	6,567,160
CytomX Therapeutics, Inc.	207,739	2,545,841
CytomX Therapeutics, Inc. (a)(b)	197,400	2,546,460
Dicerna Pharmaceuticals, Inc. (a)	293,128	1,453,915
Editas Medicine, Inc.	230,282	6,666,664
Editas Medicine, Inc.	150,580	3,923,362
Exelixis, Inc. (a)(b)	4,245,781	15,454,643
Fate Therapeutics, Inc. (a)	137,873	242,656
Five Prime Therapeutics, Inc.(a)	200,702	6,536,864
Galapagos Genomics NV sponsored ADR	343,400	14,089,702
Genocea Biosciences, Inc. (a)	160,800	630,336
Gilead Sciences, Inc.	1,412,200	123,214,450
Global Blood Therapeutics, Inc. (a)	41,300	616,609
Heron Therapeutics, Inc. (a)	275,451	4,374,162
Immunomedics, Inc. (a)	190,100	429,626
Intercept Pharmaceuticals, Inc. (a)	40,000	4,455,200
Intrexon Corp. (a)(b)	187,300	5,796,935
Ionis Pharmaceuticals, Inc.(a)(b)	2,284,165	78,940,742
Ironwood Pharmaceuticals, Inc. Class A (a)	1,611,356	15,549,585
Juno Therapeutics, Inc. (a)(b)	313,400	11,022,278
Juno Therapeutics, Inc. (e)	384,615	13,526,910
Kite Pharma, Inc. (a)	48,600	2,173,392
Lexicon Pharmaceuticals, Inc. (a)	1,641,068	15,327,575
Merrimack Pharmaceuticals, Inc. (a)(b)	2,473,100	14,319,249
Momenta Pharmaceuticals, Inc. (a)	1,598,200	13,432,871
ProNai Therapeutics, Inc. (a)	79,500	468,255
Prothena Corp. PLC (a)	621,288	19,781,810
Regeneron Pharmaceuticals, Inc. (a)	447,600	171,887,352
Regulus Therapeutics, Inc. (a)(b)	920,940	6,050,576
Rigel Pharmaceuticals, Inc. (a)	2,162,008	4,907,758
Sage Therapeutics, Inc. (a)	492,501	14,479,529
Seattle Genetics, Inc. (a)	1,487,917	44,920,214
Seres Therapeutics, Inc. (b)	246,500	5,696,615
Seres Therapeutics, Inc.	142,139	3,284,832
Spark Therapeutics, Inc.	46,600	1,484,676
Transition Therapeutics, Inc. (a)	794,429	730,875
Ultragenyx Pharmaceutical, Inc. (a)	251,800	15,357,282
Versartis, Inc. (a)	188,833	1,240,633
Vertex Pharmaceuticals, Inc. (a)	116,500	9,959,585
		1,248,720,530
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	178,400	6,911,216
Align Technology, Inc. (a)	47,934	3,165,082
Baxter International, Inc.	204,700	8,087,697
Cutera, Inc. (a)	78,300	926,289
DexCom, Inc. (a)	143,000	9,303,580
Entellus Medical, Inc. (b)	159,700	2,556,797
Genmark Diagnostics, Inc. (a)	489,000	2,420,550
Insulet Corp. (a)	510,500	15,641,720
Intuitive Surgical, Inc. (a)	26,107	14,699,807
Novadaq Technologies, Inc. (a)	154,700	1,486,667
Novocure Ltd.	149,451	1,659,728
Novocure Ltd. (a)(b)	278,400	3,254,496
Penumbra, Inc. (a)(b)	83,600	3,897,432
Penumbra, Inc.	257,576	11,407,783
Presbia PLC	341,174	1,681,988
St. Jude Medical, Inc.	133,200	7,151,508
Zeltiq Aesthetics, Inc. (a)	125,600	2,892,568
		97,144,908
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	250,100	20,433,170
Express Scripts Holding Co. (a)	152,600	10,739,988
Laboratory Corp. of America Holdings (a)	58,900	6,469,576
McKesson Corp.	263,600	41,021,432
UnitedHealth Group, Inc.	272,700	32,478,570
		111,142,736
Health Care Technology - 0.4%
athenahealth, Inc. (a)(b)	236,200	30,486,334
Castlight Health, Inc. Class B (a)(b)	758,900	2,519,548
Cerner Corp. (a)	119,300	6,091,458
		39,097,340
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	149,262	22,425,123
Pharmaceuticals - 2.3%
Adimab LLC unit (a)(c)(d)	762,787	14,607,371
Allergan PLC (a)	236,593	68,637,995
Bristol-Myers Squibb Co.	952,300	58,975,939
Catalent, Inc. (a)	153,600	3,727,872
Cempra, Inc. (a)	74,700	1,257,201
Endocyte, Inc. (a)(b)	578,500	1,741,285
Intra-Cellular Therapies, Inc. (a)	405,859	11,412,755
Jazz Pharmaceuticals PLC (a)	143,800	17,483,204
Mylan N.V.	265,800	11,979,606
Teva Pharmaceutical Industries Ltd. sponsored ADR	211,400	11,753,840
The Medicines Company (a)	518,000	16,658,880
Valeant Pharmaceuticals International, Inc. (Canada) (a)	124,600	8,198,680
		226,434,628

TOTAL HEALTH CARE		1,744,965,265

INDUSTRIALS - 8.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	649,000	65,776,150
Lockheed Martin Corp.	188,500	40,676,415
Space Exploration Technologies Corp. Class A (a)(c)	98,001	9,449,256
The Boeing Co.	256,000	30,254,080
		146,155,901
Air Freight & Logistics - 0.4%
FedEx Corp.	34,300	4,694,984
United Parcel Service, Inc. Class B	372,900	36,003,495
		40,698,479
Airlines - 3.8%
Allegiant Travel Co.	138,500	22,697,380
American Airlines Group, Inc.	302,600	12,406,600
Delta Air Lines, Inc.	704,900	34,004,376
InterGlobe Aviation Ltd. (a)	191,918	2,285,542
JetBlue Airways Corp. (a)	3,242,900	71,343,800
Ryanair Holdings PLC sponsored ADR	180,010	14,971,432
Southwest Airlines Co.	1,671,600	70,123,620
Spirit Airlines, Inc. (a)	662,600	31,639,150
United Continental Holdings, Inc. (a)	1,539,800	88,168,948
Virgin America, Inc. (a)(b)	136,500	4,257,435
Wheels Up Partners Holdings LLC Series B unit (c)(d)	1,843,115	5,235,000
Wizz Air Holdings PLC	926,246	23,579,385
		380,712,668
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	338,100	12,536,748
Construction & Engineering - 0.0%
Fluor Corp.	51,800	2,384,872
Electrical Equipment - 0.4%
AMETEK, Inc.	23,400	1,085,994
Eaton Corp. PLC	161,700	9,170,007
Emerson Electric Co.	132,500	6,469,975
Rockwell Automation, Inc.	151,500	15,769,635
SolarCity Corp. (a)(b)	116,300	2,143,409
		34,639,020
Industrial Conglomerates - 1.0%
3M Co.	359,300	56,363,391
Danaher Corp.	472,300	42,162,221
		98,525,612
Machinery - 0.3%
Caterpillar, Inc.	60,900	4,122,930
Deere & Co.	168,500	13,510,330
Illinois Tool Works, Inc.	114,700	10,810,475
ITT Corp.	32,300	1,138,898
Xylem, Inc.	97,100	3,632,511
		33,215,144
Road & Rail - 0.5%
Union Pacific Corp.	688,800	54,318,768

TOTAL INDUSTRIALS		803,187,212

INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)(b)	20,900	1,432,486
Cisco Systems, Inc.	216,000	5,654,880
Infinera Corp. (a)(b)	3,654,871	57,344,926
Palo Alto Networks, Inc. (a)	15,300	2,215,287
		66,647,579
Electronic Equipment & Components - 0.2%
Fitbit, Inc.	368,000	4,500,640
TE Connectivity Ltd.	62,400	3,551,808
Trimble Navigation Ltd. (a)	273,700	6,366,262
VeriFone Systems, Inc. (a)	340,100	8,124,989
		22,543,699
Internet Software & Services - 11.6%
Actua Corp. (a)	1,002,418	8,149,658
Akamai Technologies, Inc. (a)	364,000	19,645,080
Alibaba Group Holding Ltd. sponsored ADR (a)	292,500	20,126,925
Alphabet, Inc.:
Class A	580,170	416,109,527
Class C	361,866	252,499,239
Baidu.com, Inc. sponsored ADR (a)	21,900	3,797,898
Criteo SA sponsored ADR (a)(b)	92,187	3,420,138
Demandware, Inc. (a)	202,600	7,028,194
eBay, Inc. (a)	505,100	12,021,380
Facebook, Inc. Class A (a)	3,113,078	332,850,300
GoDaddy, Inc. (a)	50,200	1,573,770
Hortonworks, Inc. (a)(b)	428,600	4,950,330
LinkedIn Corp. Class A (a)	48,600	5,695,434
Marketo, Inc. (a)	582,000	9,818,340
MercadoLibre, Inc. (b)	28,800	2,930,688
Mimecast Ltd. (a)	52,900	495,144
NAVER Corp.	2,693	1,242,861
New Relic, Inc. (a)	181,646	4,835,417
Rackspace Hosting, Inc. (a)	636,900	13,712,457
Shopify, Inc. Class A (b)	564,599	12,635,726
Tencent Holdings Ltd.	247,800	4,534,127
Twitter, Inc. (a)	914,100	16,563,492
Wix.com Ltd. (a)	321,807	6,188,349
		1,160,824,474
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	343,100	19,549,838
IBM Corp.	110,500	14,478,815
MasterCard, Inc. Class A	1,000,900	86,998,228
PayPal Holdings, Inc. (a)	591,100	22,544,554
Visa, Inc. Class A	1,839,200	133,139,688
		276,711,123
Semiconductors & Semiconductor Equipment - 6.2%
Applied Micro Circuits Corp. (a)	1,920,774	11,102,074
ASML Holding NV	56,000	5,097,120
Cavium, Inc. (a)	763,400	45,414,666
Cirrus Logic, Inc. (a)	401,895	14,158,761
Cree, Inc. (a)(b)	1,889,466	59,971,651
Cypress Semiconductor Corp. (b)	837,100	6,680,058
Integrated Device Technology, Inc. (a)	200,800	3,899,536
Intel Corp.	122,700	3,630,693
KLA-Tencor Corp.	88,000	5,961,120
Mellanox Technologies Ltd. (a)	265,300	13,479,893
Micron Technology, Inc. (a)	102,300	1,087,449
NVIDIA Corp.	10,557,500	331,083,200
Qorvo, Inc. (a)	39,100	1,762,628
Rambus, Inc. (a)	1,425,000	18,567,750
Silicon Laboratories, Inc. (a)	957,000	39,476,250
Skyworks Solutions, Inc.	90,778	6,032,198
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	478,100	11,259,255
Texas Instruments, Inc.	698,200	37,018,564
Xilinx, Inc.	83,500	3,942,870
		619,625,736
Software - 9.5%
Activision Blizzard, Inc.	1,753,400	55,530,178
Adobe Systems, Inc. (a)	503,600	42,881,540
Appirio, Inc. (a)(c)	100,642	349,228
Atlassian Corp. PLC	44,900	1,067,273
Autodesk, Inc. (a)	184,000	9,520,160
CyberArk Software Ltd. (a)	380,900	14,272,323
Electronic Arts, Inc. (a)	248,100	15,937,944
HubSpot, Inc. (a)	453,800	18,905,308
Imperva, Inc. (a)	239,500	10,506,865
Intuit, Inc.	146,500	14,157,760
Microsoft Corp.	2,826,492	143,811,913
Oracle Corp.	932,400	34,293,672
Paylocity Holding Corp. (a)	98,100	2,905,722
Proofpoint, Inc. (a)	17,700	829,068
Qualys, Inc. (a)	26,400	659,208
Red Hat, Inc. (a)	1,571,700	102,710,595
Salesforce.com, Inc. (a)	6,476,927	438,811,804
ServiceNow, Inc. (a)	516,300	28,391,337
Splunk, Inc. (a)	321,800	14,030,480
Zendesk, Inc. (a)	451,400	8,260,620
		957,832,998
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	5,299,265	512,385,936
Nimble Storage, Inc. (a)	331,393	2,399,285
Pure Storage, Inc.:
Class A (a)(b)	683,000	9,821,540
Class B	106,895	1,460,293
Samsung Electronics Co. Ltd.	4,482	4,259,978
SanDisk Corp.	148,400	10,723,384
		541,050,416

TOTAL INFORMATION TECHNOLOGY		3,645,236,025

MATERIALS - 1.1%
Chemicals - 1.1%
Albemarle Corp. U.S.	224,600	12,627,012
CF Industries Holdings, Inc.	415,500	15,149,130
E.I. du Pont de Nemours & Co.	370,700	22,564,509
Monsanto Co.	400,691	36,058,183
Praxair, Inc.	70,800	7,206,732
The Dow Chemical Co.	237,100	11,525,431
The Mosaic Co.	95,200	2,537,080
		107,668,077
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	216,100	10,491,655
Verizon Communications, Inc.	700,400	35,531,292
		46,022,947
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	382,300	14,183,330

TOTAL TELECOMMUNICATION SERVICES		60,206,277

TOTAL COMMON STOCKS
(Cost $8,497,359,256)		9,847,393,414

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Roku, Inc.:
Series G, 8.00% (a)(c)	661,380	1,011,184
Series H (c)	228,870	349,919
		1,361,103
Internet & Catalog Retail - 0.1%
The Honest Co., Inc.:
Series C (a)(c)	22,157	1,153,008
Series D (c)	19,064	992,054
		2,145,062
Media - 0.0%
Turn, Inc. Series E (a)(c)	205,882	603,234
TOTAL CONSUMER DISCRETIONARY		4,109,399
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (c)	195,094	2,795,697
HEALTH CARE - 0.3%
Biotechnology - 0.1%
10X Genomics, Inc. Series C 0.00% (c)	593,543	2,658,004
Immunocore Ltd. Series A (c)	18,504	2,528,631
Intellia Therapeutics, Inc. Series B (c)	166,162	872,351
Moderna LLC Series E (a)(c)	140,307	6,490,321
RaNA Therapeutics LLC Series B (c)	1,211,240	687,984
		13,237,291
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	783,663	5,293,448
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (c)	163,914	356,513
Series B (c)	532,720	1,158,666
		1,515,179
Pharmaceuticals - 0.1%
Kolltan Pharmaceuticals, Inc. Series D (a)(c)	1,692,030	1,336,704
Stemcentrx, Inc. Series G (c)	568,100	8,147,690
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(c)	1,128,758	2,844,470
		12,328,864
TOTAL HEALTH CARE		32,374,782
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	53,937	5,200,606
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)	613,084	5,168,298
Professional Services - 0.1%
YourPeople, Inc. Series C (c)	1,527,000	7,940,400
TOTAL INDUSTRIALS		18,309,304
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.7%
Jet.Com, Inc. Series B1 (c)	2,105,094	10,499,998
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	1,095,852	53,447,144
Series E, 8.00% (a)(c)	51,852	2,528,938
		66,476,080
IT Services - 0.0%
AppNexus, Inc. Series E (a)(c)	209,665	3,048,529
Nutanix, Inc. Series E (a)(c)	274,751	3,052,484
		6,101,013
Software - 0.3%
Appirio, Inc. Series E (a)(c)	704,496	2,444,601
Cloudera, Inc. Series F (a)(c)	113,172	2,320,026
Cloudflare, Inc. Series D (a)(c)	344,325	1,525,360
Dataminr, Inc. Series D (c)	442,241	3,291,821
Snapchat, Inc. Series F (c)	545,559	16,759,572
Taboola.Com Ltd. Series E (a)(c)	331,426	2,429,353
		28,770,733
TOTAL INFORMATION TECHNOLOGY		101,347,826

TOTAL CONVERTIBLE PREFERRED STOCKS		158,937,008

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A 0.00% (c)	130,754	830,288
TOTAL PREFERRED STOCKS
(Cost $151,458,078)		159,767,296

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.40% (f)	34,545,122	34,545,122
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)	113,104,139	113,104,139
TOTAL MONEY MARKET FUNDS
(Cost $147,649,261)		147,649,261
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $8,796,466,595)		10,154,809,971
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(115,575,377)
NET ASSETS - 100%		$10,039,234,594

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $207,059,153 or 2.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,526,910 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C 0.00%	2/23/16	$2,658,004
Adimab LLC unit	9/17/14 - 6/5/15	$11,583,995
Appirio, Inc.	2/12/15	$718,634
Appirio, Inc. Series E	2/12/15	$5,030,454
AppNexus, Inc. Series E	8/1/14	$4,200,051
Blue Apron, Inc. Series D	5/18/15	$2,599,998
Cloudera, Inc. Series F	2/5/14	$1,647,784
Cloudflare, Inc. Series D	11/5/14	$2,109,163
Codiak Biosciences, Inc. Series A	11/12/15	$163,914
Codiak Biosciences, Inc. Series B	11/12/15	$1,598,160
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intellia Therapeutics, Inc. Series B	8/20/15	$872,351
Jet.Com, Inc. Series B1	11/24/15	$10,499,998
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,692,030
Moderna LLC Series E	12/18/14	$8,652,733
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
NJOY, Inc.	2/14/14	$1,528,156
Nutanix, Inc. Series E	8/26/14	$3,680,702
RaNA Therapeutics LLC Series B	7/17/15	$1,308,139
Roku, Inc. Series G, 8.00%	10/1/14	$859,496
Roku, Inc. Series H	11/9/15	$349,919
RPI International Holdings LP	5/21/15	$2,616,083
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$16,759,572
Space Exploration Technologies Corp. Class A	10/16/15	$8,722,089
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Stemcentrx, Inc. Series G	8/14/15	$13,089,024
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$3,551,186
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Tory Burch LLC unit	5/14/15	$17,704,966
Turn, Inc. Series E	12/30/13	$1,717,056
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,235,000
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A 0.00%	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,896
Fidelity Securities Lending Cash Central Fund	480,180
Total	$516,076

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,083,853,420	$1,987,020,757	$78,116,593	$18,716,070
Consumer Staples	1,032,333,282	1,023,990,381	5,547,204	2,795,697
Energy	94,642,785	94,642,785	--	--
Financials	282,206,167	279,161,836	--	3,044,331
Health Care	1,778,170,335	1,706,308,770	24,049,124	47,812,441
Industrials	821,496,516	788,502,956	--	32,993,560
Information Technology	3,746,583,851	3,638,892,377	5,994,420	101,697,054
Materials	107,668,077	107,668,077	--	--
Telecommunication Services	60,206,277	60,206,277	--	--
Money Market Funds	147,649,261	147,649,261	--	--
Total Investments in Securities:	$10,154,809,971	$9,834,043,477	$113,707,341	$207,059,153

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$83,472,316
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	4,965,157
Cost of Purchases	13,259,581
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$101,697,054
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$4,965,157
Investments in Securities
Beginning Balance	$112,009,637
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(11,850,091)
Cost of Purchases	11,097,888
Proceeds of Sales	(5,895,335)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$105,362,099
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$(11,850,091)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/29/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$207,059,153	Discounted cash flow	Discount rate	3.5% - 15.0% / 9.2%	Decrease
			Weighted average cost of capital	12.2%	Decrease
			Growth rate	2.5%	Increase
		Entity valuation	Projected royalty	$3.00	Decrease
			Entity valuation	$140.20	Increase
		Last transaction price	Discount rate	6.0%	Decrease
			Transaction price	$0.13 - $140.00 / $41.88	Increase
			Adjusted transaction price	$6.76	Increase
		Market comparable	Discount rate	3.0% - 50.0% / 13.5%	Decrease
			P/E multiple	10.4	Increase
			EV/EBITDA multiple	9.0	Increase
			EV/Sales multiple	1.1 - 12.8 / 5.1	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.5%	Decrease
			Premium rate	10.0% - 2.6% / 1.1%	Increase
			Ownership interest	47.8%	Increase
			EV/GP multiple	4.2	Increase
			Liquidity preference	$8.34 - $14.90 / $14.44	Increase
		Proxy adjustment	Proxy movement	19.9% - 47.4% / 29.9%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $8,802,553,476. Net unrealized appreciation aggregated $1,352,256,495, of which $2,132,231,753 related to appreciated investment securities and $779,975,258 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

February 29, 2016

NMF-QTLY-0416
1.797943.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.3%
Johnson Controls, Inc.	395,300	$14,413
Magna International, Inc. Class A (sub. vtg.)	274,500	10,651
Tenneco, Inc. (a)	244,900	11,148
		36,212
Automobiles - 1.0%
General Motors Co.	235,800	6,942
Tesla Motors, Inc. (a)(b)	109,700	21,055
		27,997
Distributors - 0.7%
Pool Corp.	260,800	20,934
Hotels, Restaurants & Leisure - 3.7%
ARAMARK Holdings Corp.	886,900	27,866
Chipotle Mexican Grill, Inc. (a)	23,700	12,067
Domino's Pizza, Inc.	82,100	10,923
Marriott International, Inc. Class A (b)	248,300	16,922
Noodles & Co. (a)(b)	1,141,429	14,645
Whitbread PLC	375,820	20,510
		102,933
Household Durables - 1.2%
D.R. Horton, Inc.	747,800	19,981
Toll Brothers, Inc. (a)	474,813	13,034
		33,015
Internet & Catalog Retail - 1.0%
Etsy, Inc.	287,293	2,281
Priceline Group, Inc. (a)	16,000	20,243
Rakuten, Inc.	639,000	6,079
		28,603
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(c)(d)	66,000	9,921
Media - 1.6%
ITV PLC	2,396,000	8,290
Legend Pictures LLC (a)(d)(e)	1,243	2,277
Naspers Ltd. Class N	55,200	6,557
The Walt Disney Co.	302,500	28,895
		46,019
Multiline Retail - 0.6%
Target Corp.	202,000	15,847
Specialty Retail - 1.9%
Citi Trends, Inc.	482,366	8,919
Tiffany & Co., Inc. (b)	224,700	14,601
TJX Companies, Inc.	406,700	30,136
		53,656
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (b)	822,600	13,253
Hermes International SCA	33,100	11,324
		24,577

TOTAL CONSUMER DISCRETIONARY		399,714

CONSUMER STAPLES - 5.1%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	170,100	24,057
Food & Staples Retailing - 1.0%
Kroger Co.	416,700	16,630
Tesco PLC (a)	4,370,800	10,910
		27,540
Food Products - 3.3%
Amira Nature Foods Ltd. (a)(b)	1,082,352	13,778
Associated British Foods PLC	386,800	18,337
General Mills, Inc.	491,200	28,907
Greencore Group PLC	1,015,700	5,378
Mead Johnson Nutrition Co. Class A	192,700	14,214
Premium Brands Holdings Corp.	39,050	1,352
The Hershey Co.	121,131	11,010
		92,976

TOTAL CONSUMER STAPLES		144,573

ENERGY - 13.4%
Energy Equipment & Services - 3.2%
FMC Technologies, Inc. (a)	325,600	7,987
Helmerich & Payne, Inc. (b)	369,400	19,567
Oceaneering International, Inc.	585,052	16,159
Odfjell Drilling A/S (a)	5,159,700	3,136
Schlumberger Ltd.	577,700	41,433
		88,282
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	393,700	14,941
Antero Resources Corp. (a)(b)	853,500	19,502
Cabot Oil & Gas Corp.	711,100	14,314
Chevron Corp.	1,062,500	88,654
Cimarex Energy Co.	126,300	10,613
ConocoPhillips Co.	899,200	30,420
Denbury Resources, Inc. (b)	1,711,400	2,191
Diamondback Energy, Inc.	160,500	11,436
EOG Resources, Inc.	330,400	21,390
GasLog Ltd. (b)	614,200	5,835
Golar LNG Ltd. (b)	524,500	9,614
Legacy Reserves LP	771,300	524
Memorial Resource Development Corp. (a)	508,700	4,919
Southwestern Energy Co. (a)(b)	363,300	2,100
Suncor Energy, Inc. (b)	621,500	15,195
The Williams Companies, Inc.	1,225,000	19,588
Whiting Petroleum Corp. (a)	479,700	1,924
Williams Partners LP	741,500	14,622
		287,782

TOTAL ENERGY		376,064

FINANCIALS - 17.8%
Banks - 8.0%
Bank of America Corp.	3,837,700	48,048
First Republic Bank	424,700	26,136
PNC Financial Services Group, Inc.	240,200	19,531
Regions Financial Corp.	2,282,100	17,161
SunTrust Banks, Inc.	616,612	20,459
U.S. Bancorp	921,800	35,508
Wells Fargo & Co.	1,274,200	59,785
		226,628
Capital Markets - 1.7%
Apollo Investment Corp.	1,036,632	5,308
KKR & Co. LP	1,290,804	16,574
Morgan Stanley	760,200	18,777
The Blackstone Group LP	274,100	7,118
		47,777
Consumer Finance - 0.6%
Capital One Financial Corp.	251,400	16,525
Diversified Financial Services - 0.5%
Broadcom Ltd.	104,000	13,933
Insurance - 4.7%
AIA Group Ltd.	3,506,600	17,898
American International Group, Inc.	739,200	37,108
Arch Capital Group Ltd. (a)	290,700	19,750
Chubb Ltd.	226,009	26,111
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,400	11,314
First American Financial Corp.	559,800	20,729
		132,910
Real Estate Investment Trusts - 0.3%
Parkway Properties, Inc.	553,100	7,406
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	414,300	13,245
Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp. Ltd.	425,968	6,622
MGIC Investment Corp. (a)	1,967,300	13,456
Radian Group, Inc.	2,011,023	21,719
		41,797

TOTAL FINANCIALS		500,221

HEALTH CARE - 11.1%
Biotechnology - 1.3%
Amgen, Inc.	258,580	36,791
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	125,183	8,266
Boston Scientific Corp. (a)	1,679,800	28,523
HeartWare International, Inc. (a)	222,050	7,097
Teleflex, Inc.	38,000	5,427
The Cooper Companies, Inc.	106,441	15,217
		64,530
Health Care Providers & Services - 1.6%
Amplifon SpA	1,645,850	13,249
Capital Senior Living Corp. (a)	558,100	9,532
Corvel Corp. (a)	149,400	6,199
Universal Health Services, Inc. Class B	154,000	16,997
		45,977
Health Care Technology - 0.6%
HealthStream, Inc. (a)	425,610	8,797
Medidata Solutions, Inc. (a)	203,000	7,004
		15,801
Life Sciences Tools & Services - 1.8%
Eurofins Scientific SA	115,400	41,189
Illumina, Inc. (a)	55,600	8,353
		49,542
Pharmaceuticals - 3.5%
Johnson & Johnson	798,500	84,010
Prestige Brands Holdings, Inc. (a)	300,000	14,670
		98,680

TOTAL HEALTH CARE		311,321

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.0%
Esterline Technologies Corp. (a)	187,500	10,502
General Dynamics Corp.	155,500	21,190
KEYW Holding Corp. (a)(b)	1,495,337	9,316
Teledyne Technologies, Inc. (a)	103,200	8,791
Textron, Inc.	426,600	14,568
TransDigm Group, Inc. (a)	94,800	20,247
		84,614
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	248,900	17,381
FedEx Corp.	127,600	17,466
Hub Group, Inc. Class A (a)	207,916	7,676
		42,523
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	262,900	9,309
U.S. Ecology, Inc.	193,056	7,143
		16,452
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	268,644	10,383
Electrical Equipment - 1.2%
Eaton Corp. PLC	370,351	21,003
OSRAM Licht AG	126,297	5,930
Rockwell Automation, Inc.	77,158	8,031
		34,964
Machinery - 0.9%
Deere & Co. (b)	186,700	14,970
Rational AG	17,823	8,869
		23,839
Road & Rail - 1.9%
Genesee & Wyoming, Inc. Class A (a)	344,600	19,546
J.B. Hunt Transport Services, Inc.	268,000	20,446
Kansas City Southern	176,600	14,430
		54,422
Trading Companies & Distributors - 0.9%
Rush Enterprises, Inc. Class A (a)	294,100	5,100
United Rentals, Inc. (a)	389,800	20,102
		25,202

TOTAL INDUSTRIALS		292,399

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc.	1,073,600	10,661
Cisco Systems, Inc.	1,930,800	50,548
Juniper Networks, Inc.	578,400	14,286
		75,495
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	414,982	22,023
CDW Corp.	274,700	10,873
IPG Photonics Corp. (a)	149,000	12,287
TE Connectivity Ltd.	285,200	16,234
		61,417
Internet Software & Services - 6.0%
Akamai Technologies, Inc. (a)	138,900	7,496
Alphabet, Inc.:
Class A	43,600	31,271
Class C	45,300	31,609
Endurance International Group Holdings, Inc. (a)	1,110,200	12,479
Facebook, Inc. Class A (a)	615,400	65,799
GoDaddy, Inc. (a)(b)	353,300	11,076
Rightmove PLC	174,300	9,544
		169,274
IT Services - 2.6%
First Data Corp.	1,067,762	12,680
First Data Corp. Class A (a)	992,400	12,405
Visa, Inc. Class A	655,800	47,473
		72,558
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	180,900	9,586
Lam Research Corp.	125,400	9,192
Maxim Integrated Products, Inc.	302,200	10,232
		29,010
Software - 1.7%
Aspen Technology, Inc. (a)	212,100	6,993
Citrix Systems, Inc. (a)	207,300	14,646
Microsoft Corp.	538,400	27,394
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)	28,652	0
warrants 10/3/18 (a)(d)	41,940	0
		49,033

TOTAL INFORMATION TECHNOLOGY		456,787

MATERIALS - 4.5%
Chemicals - 3.6%
Albemarle Corp. U.S.	138,600	7,792
Ecolab, Inc.	201,600	20,674
LyondellBasell Industries NV Class A	352,500	28,274
Monsanto Co.	264,900	23,838
PPG Industries, Inc.	206,000	19,885
		100,463
Metals & Mining - 0.9%
Franco-Nevada Corp.	105,800	6,314
Freeport-McMoRan, Inc. (b)	838,200	6,395
Novagold Resources, Inc. (a)(b)	2,591,580	12,833
		25,542

TOTAL MATERIALS		126,005

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	1,122,185	56,928
UTILITIES - 2.4%
Electric Utilities - 2.4%
Exelon Corp.	1,119,800	35,263
IDACORP, Inc.	260,800	18,506
Xcel Energy, Inc.	387,100	15,306
		69,075
TOTAL COMMON STOCKS
(Cost $2,691,723)		2,733,087

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)	128,191	127
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(d)	910,747	528
Series C-1, 8.00% (a)(d)	71,630	42
Series D, 8.00% (a)(d)	76,875	45
		615

TOTAL CONVERTIBLE PREFERRED STOCKS		742

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	71,400	8,365
TOTAL PREFERRED STOCKS
(Cost $17,286)		9,107
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (d)	348	348
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	9,250	2,498
TOTAL CORPORATE BONDS
(Cost $7,141)		2,846
	Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.40% (g)	77,592,623	77,593
Fidelity Securities Lending Cash Central Fund, 0.44% (g)(h)	100,091,564	100,092
TOTAL MONEY MARKET FUNDS
(Cost $177,685)		177,685
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $2,893,835)		2,922,725
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(106,602)
NET ASSETS - 100%		$2,816,123

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,287,000 or 0.5% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,498,000 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10 - 6/10/15	$1,602
Mode Media Corp. Series M-1, 8.00%	3/19/08	$2,719
New Academy Holding Co. LLC unit	8/1/11	$6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$404
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 10/10/15	$348

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$34
Fidelity Securities Lending Cash Central Fund	916
Total	$950

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$408,206	$389,802	$6,079	$12,325
Consumer Staples	144,573	133,663	10,910	--
Energy	376,064	376,064	--	--
Financials	500,221	500,221	--	--
Health Care	311,321	311,321	--	--
Industrials	292,399	292,399	--	--
Information Technology	457,402	444,107	12,680	615
Materials	126,005	126,005	--	--
Telecommunication Services	56,928	56,928	--	--
Utilities	69,075	69,075	--	--
Corporate Bonds	2,846	--	2,498	348
Money Market Funds	177,685	177,685	--	--
Total Investments in Securities:	$2,922,725	$2,877,270	$32,167	$13,288

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $2,897,919,000. Net unrealized appreciation aggregated $24,806,000, of which $413,795,000 related to appreciated investment securities and $388,989,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016